Statement of changes in equity (Statement) - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Other non controlling interest [Member]
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2022	[1]	€ 50,615	€ 2,955	€ 20,856	€ 0	€ 63	€ 32,536	€ 0	€ 2,345	€ (29)	€ 6,420	€ (722)	€ (17,432)	€ (3,112)	€ 6,736
Equity at beginning of period (Opening balance after adjustment, cumulative effect at date of initial application [member]) at Dec. 31, 2022		50,517	2,955	20,856	0	63	32,711	0	2,345	(29)	6,358	(722)	(17,642)	(3,109)	6,732
Equity at beginning of period (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2022		(98)	0	0	0	0	175	0	0	0	(62)	0	(210)	4	(4)
Changes in equity [abstract]
Comprehensive income		4,712	0	0	0	0	0	0	0	0	3,878	0	716	(148)	266
Changes in equity other than total income or expense recognized		(2,661)	(32)	(342)	0	(16)	3,668	0	(95)	8	(6,358)	722	7	0	(224)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	(32)	(342)	0	0	25	0	(74)	422	0	0	0	0	0
Dividends recognised as distributions to owners		(2,084)	0	0	0	0	1,857	0	0	0	0	0	0	0	227
Purchase of treasury shares		(922)	0	0	0	0	0	0	0	922	0	0	0	0	0
Sale or issue of treasury shares		506	0	0	0	0	0	0	(2)	508	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	2	5,648	0	(21)	0	(6,358)	722	7	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(28)	0	0	0	(28)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(133)	0	0	0	10	(148)	0	2	0	0	0	0	0	3
Equity at end of period at Jun. 30, 2023		52,568	2,923	20,514	0	47	36,379	0	2,250	(21)	3,878	0	(16,919)	(3,257)	6,774
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2023	[2]	55,265	2,861	19,769	0	40	36,237	0	2,015	(34)	8,019	(951)	(16,254)	(3,321)	6,885
Equity at beginning of period at Dec. 31, 2023		55,265
Changes in equity [abstract]
Comprehensive income		5,468	0	0	0	0	0	0	0	0	4,994	0	(161)	374	261
Changes in equity other than total income or expense recognized		(3,642)	(37)	(585)	0	(8)	4,658	0	(182)	(72)	(8,019)	951	(1)	0	(348)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	(37)	(585)	0	0	29	0	(189)	781	0	0	0	0	0
Dividends recognised as distributions to owners		(2,585)	0	0	0	0	(2,245)	0	0	0	0	0	0	0	(340)
Purchase of treasury shares		(1,332)	0	0	0	0	0	0	0	(1,332)	0	0	0	0	0
Sale or issue of treasury shares		488	0	0	0	0	0	0	9	479	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	8	7,062	0	(1)	0	(8,019)	951	(1)	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(25)	0	0	0	(25)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(189)	0	0	0	8	(188)	0	(1)	0	0	0	0	0	(8)
Equity at end of period at Jun. 30, 2024		€ 57,091	€ 2,824	€ 19,184	€ 0	€ 32	€ 40,895	€ 0	€ 1,833	€ (106)	€ 4,994	€ 0	€ (16,416)	€ (2,947)	€ 6,798

[1]	(1) Balances as of December 31, 2022 as originally reported in the consolidated financial statements for the year 2022.
[2]	(1) Balances as of December 31, 2023 as originally reported in the consolidated financial statements for the year 2023.